Remuneration of key management personnel (Tables)	12 Months Ended
Dec. 31, 2022
Remuneration of key management personnel
Schedule of remuneration of key management personal

	2022	2021	2020
	US$'000	US$'000	US$'000
Fixed remuneration	5,404	5,244	5,086
Variable remuneration	5,199	1,209	756
Contributions to pension plans and insurance policies	315	373	319
Share-based compensation	5,937	3,627	2,017
Termination benefits	316	119	1,886
Other remuneration	16	17	9
Total	17,187	10,589	10,073